CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net income	$ 2,479,642	$ 864,847	$ 133,807
Less: Loss from discontinued operations, net of tax			(141)
Net income from continuing operations	2,479,642	864,847	133,948
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	307,447	10,077	17,908
Depreciation of property, plant and equipment	107,097	77,366	68,686
Prepaid land use rights	1,220	821	693
Loss on disposal of property plant and equipment	8,904	2,749	1,103
Inventory write-down	0	0	1,956
Fair value change of short-term investments	(1,110)	(2,407)
Others	8,407	4,378	616
Changes in operating assets and liabilities:
Accounts receivable			13
Notes receivable	(816,238)	(360,259)	5,553
Prepaid expenses and other current assets	(14,923)	(31,556)	6,689
Advances to suppliers	2,341	4,755	(6,018)
Inventories	138,258	(280,187)	(5,125)
Amounts due from related parties	(4)	118	(94)
Operating lease right-of-use assets			65
Other non-current assets		62	(145)
Accounts payable	6,999	61,067	4,556
Notes payable		(26,068)	(54,345)
Accrued expenses and other current liabilities	14,241	9,727	16,138
Income tax payable	160,058	47,451	16,629
Advances from customers	(3,616)	243,695	3,335
Amounts due to related parties	(124)	25	(38)
Deferred government subsidies	(1,005)	(562)	(497)
Lease liability		(83)	(86)
Deferred taxes	65,058	12,973	(1,787)
Net cash provided by operating activities-continuing operations	2,462,652	638,989	209,753
Net cash used in operating activities-discontinued operations			(50)
Net cash provided by operating activities	2,462,652	638,989	209,703
Investing activities:
Purchases of property, plant and equipment	(1,205,330)	(498,505)	(118,292)
Purchases of land use rights	(45,188)	(9,755)
Purchase of short-term investments	(46,192)	(501,441)
Redemption of short-term investments	298,294	227,807
Net cash used in investing activities-continuing operations	(998,416)	(781,894)	(118,292)
Net cash used in investing activities-discontinued operations			(195)
Net cash used in investing activities	(998,416)	(781,894)	(118,487)
Financing activities:
Proceeds from related parties loans		13,213	22,869
Repayment of related parties loans		(18,133)	(47,538)
Proceeds from bank borrowings	178,752	48,822	98,573
Repayment of bank borrowings	(178,752)	(244,776)	(198,043)
Proceeds from options exercised	995	2,139	580
Proceeds from sales of equity interest in the Group's subsidiary			28,088
Acquisition of minority interest of a subsidiary	(776)
Proceeds from subsidiary's public offering of ordinary shares, net of issuance costs paid of $59 million		934,960
Payments for repurchase of common shares	(124,929)
Subsidiary's dividend payment	(33,762)
Proceeds from Subsidiary's follow-on offering of its equity interests, net of issuance costs paid of $9.4 million	1,630,563
Net cash (used in) provided by financing activities-continuing operations	1,472,091	736,225	(95,471)
Net cash used in financing activities-discontinued operations
Net cash (used in) provided by financing activities	1,472,091	736,225	(95,471)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(139,942)	12,242	7,365
Net increase in cash, cash equivalents and restricted cash	2,796,385	605,562	3,110
Cash, cash equivalents and restricted cash at the beginning of the year (includes $845,199, nil and nil of cash, cash equivalents and restricted cash in current assets associated with discontinued operations on December 31, 2020, 2021 and 2022)	723,966	118,404	115,294
Cash, cash equivalents and restricted cash at the end of the year	3,520,351	723,966	118,404
Cash and cash equivalents	3,499,488	723,775	76,596
Restricted cash	20,863	191	41,808
Total cash, cash equivalents, and restricted cash shown in the statements of cash flows	3,520,351	723,966	118,404
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	7,926	21,158	24,696
Income taxes paid	350,583	108,099	12,808
Supplemental schedule of non-cash investing activities:
Purchases of property, plant and equipment included in payables	251,127	142,937	73,148
Purchase of property, plant and equipment included in amounts due to related parties - short-term portion	$ 4,082	$ 5,979	$ 198